Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended				2 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	May 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Subsequent Events
Proceeds from the issuance of redeemable convertible preferred stock						$ 76,617	$ 24,908	$ 24,908	$ 18,218
Total stock-based compensation expense								1,237	6,680
Principal amount paid						10,000		$ 3,500	$ 5,000
Series E Preferred Stock [Member]
Subsequent Events
Proceeds from the issuance of redeemable convertible preferred stock			$ 65,000	$ 65,000		$ 11,700
Subsequent event
Subsequent Events
Shares acquired			10.0
Total stock-based compensation expense			$ 3,400
Outstanding shares (in percent)	100.00%
Subsequent event | 2019 Mezzanine Loan
Subsequent Events
Principal amount paid		$ 10,000
Subsequent event | Series E Preferred Stock [Member]
Subsequent Events
Proceeds from the issuance of redeemable convertible preferred stock					$ 65,000
Price per share			$ 32.208		$ 32.208